FAIR VALUES - Summary of the Fair Value of Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	€ 18,194	€ 18,568
Liabilities at fair value	11,509	12,107
Recurring | Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	22	58
Derivatives | Recurring | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities at fair value	€ 94	€ 9